Subsequent Events (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Jan. 26, 2015	Dec. 31, 2014 item	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012	May 11, 2015 site	Apr. 23, 2015	Apr. 08, 2015 site
Subsequent Event
Number of real property interests impaired and measured at fair value		2	2	6
Recognized impairment charge			$ 258,834	$ 1,005,478	$ 183,271
Cash distribution declared per unit (in dollars per share)	$ 0.1344	$ 0.1344
Minimum quarterly distribution per unit (in dollars per share)	$ 0.2875
Subsequent event
Subsequent Event
Number of real property interests impaired and measured at fair value						11
Number of foreclosed real property interests						1
Recognized impairment charge						2,800,000
Cash distribution declared per unit (in dollars per share)							$ 0.2975
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)							$ 1.19
Change in per unit distribution declared (as a percent)							3.50%
Minimum quarterly distribution per unit (in dollars per share)							$ 0.2875
The 73 tenant sites acquired on April 8, 2015 | Landmark, General Partner and affiliates | Acquisition from related party | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites)								73
Cash consideration								22,050,000
Portion of purchase price funded by borrowing on credit facility								21,500,000
The 73 tenant sites acquired on April 8, 2015 | Landmark, General Partner and affiliates | Acquisition from related party | Wireless Communication | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites)								45
The 73 tenant sites acquired on April 8, 2015 | Landmark, General Partner and affiliates | Acquisition from related party | Outdoor Advertising | Subsequent event
Subsequent Event
Number of tenant sites acquired (in sites)								28
Metro PCS | Subsequent event
Subsequent Event
Number of real property interests impaired and measured at fair value						8
Number of termination notices						23
Recognized impairment charge						2,100,000
Other | Subsequent event
Subsequent Event
Recognized impairment charge						$ 700,000